Trade and Other Payables - Schedule of Trade and Other Payables (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Trade payables		$ 25	$ 35
Accrued expenses		462	136
Payroll and related		19	2
Government institution			1
Related Parties		17	14
Other			1
Total Trade and Other Payables	$ 299	$ 523	$ 189